Share-based compensation, Outstanding Options, Range of Exercise prices and Expiration Dates (Details)	12 Months Ended
	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CHF (SFr) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2015 shares
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	1,618,856	1,618,856	1,359,891	1,359,891	1,687,900	3,597,000
Number of US denominated options granted (in shares)			18,850	18,850
Exercise price (in CHF/USD per share)			SFr 12.00	$ 12.30	SFr 0.15
Weighted average exercise price for options granted (in CHF/USD per share)	SFr 9.79	$ 9.97	9.70		SFr 0.15
Weighted average share price of common share options exercised (in dollars per share) | $		9.92
Bottom of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Exercise price (in CHF/USD per share)		8.33	9.53
Weighted average exercise price for options granted (in CHF/USD per share)	0.15	8.33
Top of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Exercise price (in CHF/USD per share)		12.30	SFr 12.00
Weighted average exercise price for options granted (in CHF/USD per share)	SFr 9.53	$ 12.30
CHF 0.15 [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	924,166	924,166
CHF 0.15 [Member] | Bottom of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Expiration Dates	2020	2020
CHF 0.15 [Member] | Top of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Expiration Dates	2026	2026
CHF 9.53 [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	234,355	234,355
Expiration Dates	2027	2027
USD 8.33 to USD 12.30 [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	460,335	460,335
Expiration Dates	2028	2028